Debt, Capital Lease (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Capital Leased Assets
Capital lease renewal option	5 years
Total cost of assets under capital lease	$ 11	$ 9
Capital leases, accumulated amortization	2	2
2017	1
2018	1
2019	1
2020	1
2021	1
Thereafter	7
Total minimum lease payments	12
Less amount representing interest	(3)
Capital lease obligations	$ 9	$ 8
Capital Lease Obligations
Capital Leased Assets
Capital lease initial term	15 years
Right Of Way
Capital Leased Assets
Capital lease initial term	31 years